New Accounting Pronouncements - IFRS 9 Financial Instruments, Transition impact (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements [abstract]
Right-of-use-asset	$ 150,665
Lease liability	$ 146,013